Equity reserves - Disclosure of number RSUs (Details) - Restricted Share Units [Member] - Share	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Balance, beginning of year	2,243,255	1,455,180
Granted	2,371,700	2,024,553
Settled in cash	(844,361)	(481,622)
Cancelled/Forfeited	(1,349,394)	(754,856)
Balance, end of year	2,421,200	2,243,255